Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accrued Expenses [Abstract]
Accrued research and development expenses	$ 10,734	$ 3,192
Accrued compensation-related expenses	2,364	1,994
Accrued other expenses	1,065	1,328
Accrued expenses	$ 14,163	$ 6,514